Auditors' Remuneration - Disclosure of Detailed Information About Auditors' Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors' remuneration
Audit services	£ 6.5	£ 6.2	£ 5.0
Total audit and audit related assurance services	7.3	6.8	5.8
Tax services		0.4	0.9
Total non-audit related services	0.3	0.9	1.4
Payable to the auditors	7.6	7.7	7.2
RELX PLC and RELX NV [member]
Auditors' remuneration
Payable to the auditors	0.9	0.9	0.8
Payable to the auditors of the Group's subsidiaries [member]
Auditors' remuneration
Payable to the auditors	5.6	5.3	4.2
Audit-related assurance services [member]
Auditors' remuneration
Audit services	0.8	0.6	0.8
Consulting [member]
Auditors' remuneration
Other services		0.1	0.2
Due diligence and other transaction-related services [member]
Auditors' remuneration
Other services	£ 0.3	£ 0.4	£ 0.3